Intangible assets and liabilities	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and liabilities

NOTE 7 – INTANGIBLE ASSETS AND LIABILITIES

Intangible assets as of December 31, 2024 and December 31, 2023 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2021	$195,854	$(95,432)	$100,422
Additions/ (Amortization)	15,790	(37,496)	(21,706)
Favorable lease terms December 31, 2022	$211,644	$(132,928)	$78,716
Amortization	—	(18,285)	(18,285)
Favorable lease terms December 31, 2023	$211,644	$(151,213)	$60,431
Amortization	—	(18,120)	(18,120)
Favorable lease terms December 31, 2024	$211,644	$(169,333)	$42,311

The aggregate amortization of the intangible assets for the years ending December 31 is estimated to be as follows:

Period	Amount
2025	$14,251
2026	8,215
2027	4,982
2028	4,982
2029	4,982
2030 and thereafter	4,899
Total	$42,311

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. As of December 31, 2024, the weighted average useful life of the remaining favorable lease terms was 4.6 years.

Intangible liabilities as of December 31, 2024 and December 31, 2023 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2021	$231,019	$(108,538)	$122,481
Additions/ (Amortization)	388	(74,963)	(74,575)
Unfavorable lease terms December 31, 2022	$231,407	$(183,501)	$47,906
Amortization	—	(19,922)	(19,922)
Unfavorable lease terms December 31, 2023	$231,407	$(203,423)	$27,984
Amortization	—	(12,718)	(12,718)
Unfavorable lease terms December 31, 2024	$231,407	$(216,141)	$15,266

The aggregate amortization of the intangible liabilities for the years ending December 31 is estimated to be as follows:

Period	Amount
2025	$11,680
2026	3,586
2027	—
2028	—
2029	—
2030 and thereafter	—
Total	$15,266

Intangible liabilities subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. As of December 31, 2024, the weighted average useful life of the remaining unfavorable lease terms was 1.3 years.